Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
15.	Share-Based Compensation

In August 2008, the Company’s Board adopted the 2008 Equity Incentive Plan (the “Plan”), which enables management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

The Plan is administered by the Board or a committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the Plan during the 10-year term of the Plan is 1,500,000. The maximum number of Class A common shares with respect to which awards may be granted to any participant in the Plan in any fiscal year is 500,000. As at December 31, 2014, the remaining number of Class A common shares available to be awarded under the Plan was 1,877.

The holder of a stock grant awarded under the Plan shall have the same voting, dividend and other rights as the Company’s other Class A common shareholders when the grant vests and the shares are issued.

Under the plan, the Company has issued the following share based awards since January 1, 2012:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
	Management	Directors
Unvested as at January 1, 2012	150,000	17,886	$3.40	n/a
Vested in January 2012	—	(17,886)	6.15	1.75
Granted on March 13, 2012	75,000	32,070	3.43	n/a

Unvested as at December 31, 2012	225,000	32,070	$3.22	n/a
Vested in January 2013	—	(32,070)	3.43	3.07
Granted on March 7, 2013	75,000	27,550	3.43	n/a

Unvested as at December 31, 2013	300,000	27,550	$3.26	n/a
Vested in January 2014	—	(27,550)	3.43	5.85

Unvested as at December 31, 2014	300,000	—	$3.25	n/a

The restricted stock units granted to Directors on March 17, 2011, March 13, 2012 and March 7, 2013 vested in January 2012, January 2013 and January 2014 respectively.

The restricted stock units granted to four members of management on September 2, 2011 were to vest over two years; half during September and October 2012 and the remaining half during September and October 2013. In March 2012, these grants were amended and restated to provide that vesting would occur only when the individual leaves employment, for whatever reason, provided that this was after September 30, 2012 in respect of half of the grant and after September 30, 2013 for the other half of the grant. The restricted stock units granted to management on March 13, 2012 are expected to vest when the individual leaves employment, provided that this is after September 30, 2014 and is not as a result of resignation or termination for cause. The restricted stock units granted to management on March 7, 2013 are expected to vest when the individual leaves employment, provided that this is after September 30, 2015 and is not as a result of resignation or termination for cause.

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the consolidated statement of income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the grants issued on September 2, 2011, March 13, 2012 and March 7, 2013, the fair value at the grant date was the closing price for the common stock on that date. The share value has not been discounted as no dividends were expected to be paid on the common stock at that time.

During the year ended December 31, 2014 the Company recognized a total of $177 (2013: $360, 2012: $460) in respect of share based compensation costs. As at December 31, 2014 there was a total of $75 (2013: $252) unrecognized compensation costs relating to the above share based awards. The remaining costs are expected to be recognized over a period of nine months.